RESTRUCTURING RESTRUCTURING (2008 Restructuring - Restructuring Reserve) (Details) (USD $) In Millions	12 Months Ended						3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		15 Months Ended	27 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended		12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008		Dec. 31, 2008 2008 Restructuring Plan [Member]	Dec. 31, 2010 2008 Restructuring Plan [Member]	Dec. 31, 2009 2008 Restructuring Plan [Member]	Dec. 31, 2008 2008 Restructuring Plan [Member]	Dec. 31, 2008 2008 Restructuring Plan [Member] Impairment of Long Lived Assets and Other Assets [Member]	Dec. 31, 2010 2008 Restructuring Plan [Member] Impairment of Long Lived Assets and Other Assets [Member]	Dec. 31, 2009 2008 Restructuring Plan [Member] Impairment of Long Lived Assets and Other Assets [Member]	Dec. 31, 2008 2008 Restructuring Plan [Member] Exit Or Disposal Activities [Member]	Dec. 31, 2010 2008 Restructuring Plan [Member] Exit Or Disposal Activities [Member]	Dec. 31, 2009 2008 Restructuring Plan [Member] Exit Or Disposal Activities [Member]	Dec. 31, 2008 2008 Restructuring Plan [Member] Employee Severance [Member]	Dec. 31, 2010 2008 Restructuring Plan [Member] Employee Severance [Member]	Dec. 31, 2009 2008 Restructuring Plan [Member] Employee Severance [Member]	Dec. 31, 2009 2008 Restructuring Plan [Member] Employee Severance [Member]	Dec. 31, 2010 2008 Restructuring Plan [Member] Employee Severance [Member]	Mar. 31, 2009 2008 Restructuring Plan [Member] Employee Severance [Member] Corporate [Member]	Dec. 31, 2010 2008 Restructuring Plan [Member] Employee Severance [Member] Corporate [Member]	Dec. 31, 2009 2008 Restructuring Plan [Member] Employee Severance [Member] Corporate [Member]	Dec. 31, 2010 2008 Restructuring Plan [Member] Corporate [Member]	Dec. 31, 2008 2008 Restructuring Plan [Member] Corporate [Member]	Dec. 31, 2010 Corporate [Member]		Dec. 31, 2009 Corporate [Member]		Dec. 31, 2008 Corporate [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 26	[1]	$ 689	[1]	$ 839	[1]	$ 785		$ 19	$ 839																$ 430	$ (2)	[1]	$ 251	[1]	$ 432	[1]
Other Asset Impairment Charges			464				336			366																8
Exit or disposal activities							128			155																101
Severance costs							321			318																321
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance								188	447			0	0		135	128		53	319
Adjustment to reserve								(3)				0	0		0	0						19	(3)	19	(3)
Cash payments							(2)	(27)	(287)		0	0	0	0	0	0	(2)	(27)	(287)	(289)	(316)
Charges against reserve							(336)				(336)			0			0
Foreign currency impact								(4)	9			0	0		(3)	7		(1)	2
Restructuring reserve, ending balance							$ 447	$ 154	$ 188	$ 447	$ 0	$ 0	$ 0	$ 128	$ 132	$ 135	$ 319	$ 22	$ 53	$ 53	$ 22

[1]	See Note C for information regarding restructuring charges.